Statement of Changes in Net Assets Available for Benefits - EBP 016 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment income:
Net appreciation in fair value of investments	$ 716,023	$ 638,665
Interest	8,695	10,442
Net investment income	741,453	664,821
Contributions:
Employee contributions	161,072	157,019
Employer profit sharing contributions	51,849	63,303
Employer matching contributions	65,496	68,285
Total contributions	278,417	288,607
Interest on notes receivable from participants	3,222	2,771
Total Net Additions	1,023,092	956,199
Deductions from Net Assets Available for Benefits
Benefits paid to participants	474,969	518,360
Administrative expenses	1,520	1,455
Total Deductions	476,489	519,815
Net Increase in Net Assets Available for Benefits	546,603	436,384
Beginning of Year	4,986,768	4,550,384
End of Year	5,533,371	4,986,768
Kimberly-Clark Corporation stock
Investment income:
Dividends	6,085	6,233
Deductions from Net Assets Available for Benefits
Benefits paid to participants	1,500
Self-Directed Brokerage Account ("SDBA")
Investment income:
Dividends	$ 10,650	$ 9,481